UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          601 Lexington Avenue, 51st Floor
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY            February 14, 2012
---------------------------          -------------           -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------
Form 13F Information Table Entry Total:                      46
                                                  ---------------------
Form 13F Information Table Value Total:                   $2,700,842
                                                  ---------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2011

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                                                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
                                                      --------  -------    ---  ----  ----------  --------   -----------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS       SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC      COM            00971T101  232,510  7,202,922  SH           SOLE                7,202,922
AMAZON COM INC               COM            023135106   92,003    531,503  SH           SOLE                  531,503
ARM HLDGS PLC                SPONSORED ADR  042068106   81,226  2,935,542  SH           SOLE                2,935,542
BAIDU INC                    SPON ADR REP A 056752108  129,062  1,108,112  SH           SOLE                1,108,112
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109   21,531  1,514,141  SH           SOLE                1,514,141
CARMAX INC                   COM            143130102   54,235  1,779,367  SH           SOLE                1,779,367
CBS CORP NEW                 CL B           124857202  131,455  4,843,573  SH           SOLE                4,843,573
CEMEX SAB DE CV              SPON ADR NEW   151290889   25,610  4,751,464  SH           SOLE                4,751,464
DOLLAR GEN CORP NEW          COM            256677105   39,258    954,251  SH           SOLE                  954,251
E-COMMERCE CHINA DANGDANG IN SPN ADS COM A  26833A105      274     62,385  SH           SOLE                   62,385
ELECTRONIC ARTS INC          COM            285512109   90,101  4,373,823  SH           SOLE                4,373,823
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109   64,502  3,309,476  SH           SOLE                3,309,476
FORTINET INC                 COM            34959E109   50,144  2,299,113  SH           SOLE                2,299,113
GRAFTECH INTL LTD            COM            384313102   37,829  2,771,368  SH           SOLE                2,771,368
GROUPON INC                  COM CL A       399473107   16,110    780,900  SH           SOLE                  780,900
IMAX CORP                    COM            45245E109   39,986  2,181,466  SH           SOLE                2,181,466
JINKOSOLAR HLDG CO LTD       SPONSORED ADR  47759T100      568    113,661  SH           SOLE                  113,661
KIRBY CORP                   COM            497266106   23,910    363,157  SH           SOLE                  363,157
LAS VEGAS SANDS CORP         COM            517834107  258,713  6,054,593  SH           SOLE                6,054,593
LDK SOLAR CO LTD             SPONSORED ADR  50183L107   10,475  2,500,000  SH   PUT     SOLE                2,500,000
LDK SOLAR CO LTD             SPONSORED ADR  50183L107    2,148    512,725  SH           SOLE                  512,725
LEAR CORP                    COM NEW        521865204  192,267  4,830,820  SH           SOLE                4,830,820
LIZ CLAIBORNE INC            COM            539320101   40,443  4,686,351  SH           SOLE                4,686,351
MICHAEL KORS HLDGS LTD       SHS            G60754101   23,612    866,500  SH           SOLE                  866,500
NETFLIX INC                  COM            64110L106   52,444    756,884  SH           SOLE                  756,884
OPENTABLE INC                COM            68372A104   43,203  1,104,094  SH           SOLE                1,104,094
OWENS ILL INC                COM NEW        690768403   90,043  4,646,190  SH           SOLE                4,646,190
POLARIS INDS INC             COM            731068102   13,995    250,000  SH   PUT     SOLE                  250,000
PRICELINE COM INC            COM NEW        741503403   38,116     81,495  SH           SOLE                   81,495
RALPH LAUREN CORP            CL A           751212101  124,076    898,579  SH           SOLE                  898,579
SANDISK CORP                 COM            80004C101   14,445    293,535  SH           SOLE                  293,535
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   90,222  5,501,322  SH           SOLE                5,501,322
SEARS HLDGS CORP             COM            812350106   11,147    350,758  SH           SOLE                  350,758
SPREADTRUM COMMUNICATIONS IN ADR            849415203   48,267  2,311,642  SH           SOLE                2,311,642
TESLA MTRS INC               COM            88160R101   14,116    494,262  SH           SOLE                  494,262
TRAVELZOO INC                COM            89421Q106    5,216    212,206  SH           SOLE                  212,206
TRINITY INDS INC             COM            896522109   64,373  2,141,481  SH           SOLE                2,141,481
ULTA SALON COSMETCS & FRAG I COM            90384S303   56,540    870,913  SH           SOLE                  870,913
UNION PAC CORP               COM            907818108   92,023    868,630  SH           SOLE                  868,630
UNITED RENTALS INC           COM            911363109   56,651  1,917,128  SH           SOLE                1,917,128
VMWARE INC                   CL A COM       928563402   54,453    654,563  SH           SOLE                  654,563
WEIGHT WATCHERS INTL INC NEW COM            948626106   27,505    500,000  SH   PUT     SOLE                  500,000
WESTERN DIGITAL CORP         COM            958102105   53,818  1,738,854  SH           SOLE                1,738,854
WILLIAMS SONOMA INC          COM            969904101   64,834  1,684,000  SH           SOLE                1,684,000
YOUKU COM INC                SPONSORED ADR  98742U100   10,689    682,122  SH           SOLE                  682,122
YUM BRANDS INC               COM            988498101   16,694    282,902  SH           SOLE                  282,902
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